Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis
Assets measured or disclosed at fair value on a recurring basis as of December 31, 2024 and 2025 are summarized below:

	Fair Value Measurements as of December 31, 2024 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement s
Derivative assets – foreign exchange forward contracts	—	8	—	8
Short-term investments	119,928	393,755	—	513,683
Debt security investment	—	—	2,348	2,348

Total asset s measured at fair value	119,928	393,763	2,348	516,039

	Fair Value Measurements as of December 31, 2025 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement s
Derivative assets – foreign exchange forward contracts	—	314	—	314
Short-term investments	224,327	618,905	—	843,232
Debt security investment	—	—	14,687	14,687

Total asset s measured at fair value	224,327	619,219	14,687	858,233